LEASES (Details 6) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease [Abstract]
Loss from measurement of net investment in a finance lease	$ (1,488)	$ (195)	$ (1,488)	$ 0
Financing income on the net investment in the lease		103	208	221
Total		$ (92)	$ (1,280)	$ 221